            As filed with the Securities and Exchange Commission on June 2, 2005
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --


                  Post-Effective Amendment No. 109                      [X]
                                               ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 111                                     [X]
                                ---

                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                           Patrick W.D. Turley, Esq.
                                  Dechert LLP
                               1775 I Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective on August 1, 2005 pursuant to paragraph (a) of Rule 485.

                              [WALDEN ASSET LOGO]

                          WALDEN SOCIAL BALANCED FUND
                           WALDEN SOCIAL EQUITY FUND

                          Investing for Social Change
    ------------------------------------------------------------------------


                        Prospectus dated August 1, 2005


Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                                 TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [ICON]
Carefully review this                               3  Walden Social Balanced Fund
important section for a                             6  Walden Social Equity Fund
summary of each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                   [ICON]
This section contains                               9  Walden Social Balanced Fund
details on each Fund's                             10  Walden Social Equity Fund
investment strategies and                          11  Investment Risks
risks.                                             11  Socially Responsible Investing

                                                SHAREHOLDER INFORMATION

                                   [ICON]
Consult this section to                            14  Pricing of Fund Shares
obtain details on how shares                       14  Purchasing and Adding to Your Shares
are valued, how to purchase,                       16  Selling Your Shares
sell and exchange shares,                          18  Exchanging Your Shares
related charges and payments                       19  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                   [ICON]
Review this section for                            20  The Investment Adviser
details on the people and                          20  Portfolio Managers
organizations who oversee
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                   [ICON]
Review this section for                            22  Walden Social Balanced Fund
details on the selected                            23  Walden Social Equity Fund
financial statements of the
Funds.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               WALDEN SOCIAL BALANCED FUND

    INVESTMENT OBJECTIVE                       The Walden Social Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests in stocks, bonds and money market instruments, with at least 25% of assets in fixed-income securities and at least 25% of assets in equity securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock market risk, interest rate risk and credit risk.
                                               Therefore, the value of the Fund's investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                                 - interested in ensuring that your investments are consistent with your social concerns and values
                                                 - investing for a period of time in excess of 3 to 5 years
                                                 - able to bear the risk (emotionally and/or financially) of market value fluctuations in the short or long-term
                                                 - looking for a combination of exposure to stock investments for long-term growth, and fixed-income investments (bonds and money market instruments) for greater stability of income and principal

                                               This Fund will not be appropriate for someone:
                                                 - investing for a period of time less than 3 to 5 years
                                                 - not comfortable with market fluctuations in
                                                   the short-term
                                                 - looking primarily for a high level of current income

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]




The chart and table on this page show how the Walden Social Balanced Fund has performed and how its performance has varied from year to year. The bar chart shows the Fund's yearly performance for each calendar year since its inception on June 20, 1999. The table below it compares the Fund's performance (before and after taxes) over time to that of a blended benchmark index consisting of Standard & Poors' 500(R) Composite Stock Index ("S&P 500 Index")(4), the Lehman Brothers Government/Credit Bond Index(5) and the 90 day U.S. Treasury Bill.


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF DECEMBER 31, 2004

                                          [GRAPH]

2000                                                                              5.13
2001                                                                             -2.85
2002                                                                             -6.11
2003                                                                             14.88
2004                                                                              8.61

                                          Past performance does not indicate how
                                          the Fund will perform in the future.

                                          Best quarter:  Q4 1999     +7.59%
                                          Worst quarter: Q1 2001     -6.23%

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ending

                                                 December 31, 2004)(6)



                                                                                 PAST      5        SINCE
                                                               FUND INCEPTION    YEAR    YEARS    INCEPTION
                                                               --------------------------------------------
 WALDEN SOCIAL BALANCED FUND                                   June 20, 1999
  Before Taxes                                                                   8.61%    3.65%     3.90%
  After Taxes on Distributions(2)                                                    %        %         %
  After Taxes on Distributions and Sale of Fund Shares(2)                            %        %         %
                                                               --------------------------------------------
 BLENDED COMPOSITE INDEX(3)                                     July 1, 1999         %        %         %
                                                               --------------------------------------------
 S&P 500(R) INDEX(4)                                            July 1, 1999    10.87%   -2.30%     0.32%
                                                               --------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX(5)                July 1, 1999     4.19%    8.00%     7.28%
                                                               --------------------------------------------
 90-DAY U.S. TREASURY BILL                                      July 1, 1999     1.38%    2.67%     2.89%
-----------------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

(4) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

(5) A widely recognized, unmanaged index generally representative of the bond market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(6) For the period January 1, 2005 through June 30, 2005, the aggregate
    (non-annualized) total return of the Fund was   %.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

ANNUAL FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Balanced Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases             n/a
                                          Maximum Deferred Sales Charge (load)                 n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                    0.75%
                                          Distribution and Service (12b-1) Fees                n/a
                                          Other Expenses                                    0.51%*
                                          Total Fund Operating Expenses                     1.26%*
                                          Fee Waiver and/or Expense Reimbursement           0.26%*
                                          Net Expenses                                      1.00%*



* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.26%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                        WALDEN SOCIAL         1      3      5       10
                                                        BALANCED FUND        YEAR   YEARS  YEARS  YEARS
                                                                             $      $      $      $

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               WALDEN SOCIAL EQUITY FUND

    INVESTMENT OBJECTIVE                       The Walden Social Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests, under normal circumstances, at least 80% of its assets in equity securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock market risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the
                                               Fund could underperform other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                                 - interested in ensuring that your investments are consistent with your social concerns and values
                                                 - investing for a period of time in excess of 3 to 5 years
                                                 - looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment
                                                 - comfortable with market value fluctuations in the short-term
                                               This Fund will not be appropriate for someone:
                                                 - investing for a period of time less than 3 to 5 years
                                                 - not comfortable with market value fluctuations
                                                 - looking for current income

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]


The chart and table on this page show how the Walden Social Equity Fund has performed and how its performance has varied from year to year. The bar chart shows the Fund's yearly performance for each calendar year since its inception on June 20, 1999. The table below it compares the Fund's performance (before and after taxes) to that of its benchmark index the Standard & Poors' 500(R) Composite Stock Index ("S&P 500 Index").(3)


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF DECEMBER 31, 2004


2000                                                                              2.16
2001                                                                             -4.26
2002                                                                            -12.95
2003                                                                             24.45
2004                                                                             10.75

                                          Past performance does not indicate how
                                          the Fund will perform in the future.

                                          Best quarter:  Q4 2001     +11.41%
                                          Worst quarter: Q3 2002     -12.47%

                                            AVERAGE ANNUAL TOTAL RETURNS
                                            (for the periods ending

                                            December 31, 2004)(4)



                                                                                 PAST      5        SINCE
                                                               FUND INCEPTION    YEAR    YEARS    INCEPTION
                                                               --------------------------------------------
 WALDEN SOCIAL EQUITY FUND                                     June 20, 1999
  Before Taxes                                                                  10.75%    3.25%     3.47%
  After Taxes on Distributions(2)                                                    %        %         %
  After Taxes on Distributions and Sale of Fund Shares(2)                            %        %         %
                                                               --------------------------------------------
 S&P 500(R) INDEX(3)                                            July 1, 1999    10.88%   -2.30%    -0.76%
-----------------------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and the table assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.


(4) For the period January 1, 2005 through June 30, 2005, the aggregate
    (non-annualized) total return of the Fund was     %.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

ANNUAL FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Equity Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases             n/a
                                          Maximum Deferred Sales Charge (load)                 n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                    0.75%
                                          Distribution and Service (12b-1) Fees                n/a
                                          Other Expenses                                    0.40%*
                                          Total Fund Operating Expenses                     1.15%*
                                          Fee Waiver and/or Expense Reimbursement           0.15%*
                                          Net Expenses                                      1.00%*



* The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.15%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                        WALDEN SOCIAL         1      3      5       10
                                                        EQUITY FUND          YEAR   YEARS  YEARS  YEARS
                                                                             $      $      $      $

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]



                                                WALDEN SOCIAL BALANCED FUND

   TICKER SYMBOL: WSBFX

   INVESTMENT OBJECTIVE

   The investment objective of the Walden Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

   POLICIES AND STRATEGIES

   Consistent with the Walden Social Balanced Fund's investment objective, the
   Fund:

     - maintains an actively managed portfolio of stocks, bonds and money market instruments

     - will invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - will purchase primarily investment grade bonds

     - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may invest in other investment companies

     - may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities




   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                                                WALDEN SOCIAL EQUITY FUND

   TICKER SYMBOL: WSEFX

   INVESTMENT OBJECTIVE

   The investment objective of the Walden Social Equity Fund is to seek long-term growth of capital.

   POLICIES AND STRATEGIES

   Consistent with the Walden Social Equity Fund's investment objective, the
   Fund:

     - will invest substantially all, but in no event less than 80%, of the value of its assets in equity securities under normal circumstances

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may invest in other investment companies

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]



   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of the Fund's assets in money market instruments and U.S. Government securities.

                                                INVESTMENT RISKS

   Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet them increases.

   Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

                                                SOCIALLY RESPONSIBLE INVESTING

   For many, the primary goal of socially responsive investing is to align their investments in a manner consistent with their values so as not to own or profit from investments in companies that violate the investor's ethical standards. Conversely, these investors seek to invest in companies that exemplify their ethical standards. This goal is achieved best by using socially responsive investment criteria to evaluate and avoid or favor potential investments.

   For others, the goal of socially responsive investing is to advocate for positive social change. Recognizing that today's global corporations have a critical role in social and economic justice, this advocacy uses the power of share ownership to influence corporate behavior.

   The Funds utilize both socially responsive investment criteria and shareholder advocacy strategies to achieve their financial and social objectives. The Funds actively engage in promoting corporate accountability and social change through company dialogue and shareholder resolutions, proxy voting, public policy testimony and educational outreach. In doing so, the Funds urge companies to recognize that the sustainability of their profits is connected, in part, to how they treat workers, customers, communities and the natural environment as valuable, long-term assets.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   Consistent with these social investing principles, each Fund favors investment in companies that:

     - Are above average in their industry for environmental performance and management, have innovative programs for pollution prevention and resource conservation, comply with environmental regulations, conduct comprehensive environmental auditing and publish thorough environmental reports, and develop products that benefit the environment.

     - Are above average in their industry for equal employment opportunity and affirmative action, labor relations, worker safety programs, employee benefits and compensation, and employee ownership and/or participation.

     - Adhere to policies and practices that respect fundamental human rights globally.

     - Are well managed companies that strive to be responsible corporate citizens, and respond openly to concerns through public discourse and disclosure.

   The Funds avoid investing in companies that, to the Adviser's knowledge:

     - Have significantly below average performance in resource conservation, pollution control, or regulatory compliance.

     - Have equity ownership in nuclear power plants or other significant involvement in the nuclear power fuel cycle.

     - Have substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

     - Derive significant revenues from the manufacture of weapons systems or hand guns, tobacco products and alcoholic beverages, or from gaming activities.

     - Significantly contribute to human rights abuses.

     - Lack transparency on matters of significant concern to stakeholders.

   Each Fund's social guidelines are subject to change without shareholder approval. Additionally, each Fund may occasionally purchase a security that does not meet these guidelines for the primary purpose of shareholder advocacy. Such purchases will be limited to a maximum of 1% of total assets at the time of purchase.

   Walden, on behalf of the Funds, pursues shareholder advocacy strategies to promote greater corporate social responsibility in portfolio companies in a variety of ways:

     - PROXY VOTING: The voting of proxies is an important fiduciary responsibility of fund managers. The Funds vote company proxies in a manner consistent with their financial and social investment objectives. For example, the Funds withhold support for director slates that do not have female and minority representation. General proxy voting guidelines and voting records for the Funds can be accessed at http://www.waldenassetmgmt.com.

     - DIALOGUE WITH COMPANIES: Walden often initiates or participates in dialogues with the managements of companies held by the Funds. Through telephone calls, letters and meetings with executives, the Funds press portfolio companies to address issues of concern such as workplace practices and policies, environmental impact of operations, international standards and human rights, corporate governance and transparency.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

     - SHAREHOLDER RESOLUTIONS: When companies held in the Funds are not responsive to inquiries or when company dialogue reaches an impasse, Walden may take the concerns directly to other shareholders through the proxy resolution process. Often as a lead filer and in partnership with other concerned investors, the Funds' shares have been utilized to improve corporate policies and practices on issues such as: board composition and structure (diversity, independence, or annual election of directors); climate change; recycling initiatives; mercury pollution; drilling in environmentally sensitive areas; diversity disclosure and nondiscrimination policies; responses to HIV/AIDs pandemic; labeling of genetically engineered food; and vendor standards. These actions often lead to negotiated settlements before reaching the ballot. Many that go to vote achieve a significant level of shareholder support and often prompt management to take action.

     - PUBLIC POLICY: The Funds may provide input in public policy debates relevant to the concerns of socially responsive investors. For example, in 2002 the Funds submitted public comments in support of proposed Securities and Exchange Commission (SEC) rules requiring mutual funds to disclose proxy voting guidelines and records.

   CORPORATE SOCIAL RESPONSIBILITY

   The Funds utilize social investment criteria, or screens, and shareholder advocacy to achieve their social objectives, as discussed above. Among the issues on which the Adviser evaluates companies and pursues shareholder advocacy are:

     - PRODUCT SAFETY AND DESIRABILITY: Do companies produce tobacco or alcohol, or have involvement in gambling operations? Do they provide safe and beneficial products and services?

     - WEAPONS CONTRACTING: Are companies involved significantly in the production of weapons systems?

     - WORKPLACE POLICIES AND PRACTICES: Do companies demonstrate a commitment to equal employment opportunity and fair labor practices? Do they provide a safe working environment and offer attractive compensation and benefits, including policies on work-life balance?

     - ENVIRONMENTAL IMPACT: Are companies conserving natural resources and curbing emissions and waste? Are they proactive on issues such as climate change as well as complying with environmental regulations? Do they own or operate nuclear power plants?

     - INTERNATIONAL OPERATIONS: Are companies upholding human rights and environmental standards abroad?

     - CORPORATE GOVERNANCE AND ACCOUNTABILITY: Do corporate governance policies and structures follow "best practices" and enhance shareholder rights? Are companies transparent and accountable to their stakeholders?

  SHAREHOLDER INFORMATION

                         [BOOK ICON]



                                PRICING OF FUND SHARES

-------------------------------------------------------------------------------
HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                     NAV =
                           Total Assets - Liabilities
                           -------------------------
                                Number of Shares
                                  Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other financial newspapers.
--------------------------------------------------------------------------------
The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is known as the offering price.

Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

                                PURCHASING AND ADDING TO YOUR SHARES
   You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

   The minimum initial investment in the Funds is $100,000. Subsequent investments must be at least $1,000. BISYS Fund Services Limited Partnership (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, cash and credit card convenience checks are not accepted.

   A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and its shareholders.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED


   FREQUENT TRADING POLICY


   Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.


   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   [PHONE ICON]
       BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:


   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


   2. Make check or certified check payable to either "Walden Social Balanced Fund" or "Walden Social Equity Fund", as applicable.

   3. Mail to: Walden Mutual Funds, c/o Boston Trust & Investment Management Company, 40 Court Street, Boston, MA 02108.

   SUBSEQUENT INVESTMENTS:

   1. Subsequent investments should be made by check or certified check payable to the applicable fund and mailed to the address indicated above. Your account number should be written on the check.

   [PHONE ICON]
       BY WIRE TRANSFER


   Note: Your bank may charge a wire transfer fee.



   For initial investment: Before wiring funds, you should call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.



   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

   Citizens Bank
   Routing Number: ABA #011500120
   DDA# 1133195811
   Include:
   Your name
   Your account number
   Fund name

  SHAREHOLDER INFORMATION

                         [ICON]

                                SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.
                                       WITHDRAWING MONEY FROM YOUR FUND
                                       INVESTMENT

                                       A request for a withdrawal in cash from
                                       either Fund constitutes a redemption or
                                       sale of shares for a mutual fund
                                       shareholder.

   [ICON]
       BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   [ICON]
       BY MAIL

     2(a). Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:
           - your Fund and account number
           - amount you wish to redeem
           - address to which your check should be sent
           - account owner signature

     2(b). Mail to: Walden Mutual Funds, c/o Boston Trust & Investment
           Management Company, 40 Court Street, Boston, MA 02108

   [ICON]
       BY OVERNIGHT SERVICE

   SEE INSTRUCTION 2 ABOVE.
   Send to: Walden Mutual Funds, c/o Boston Trust & Investment Management Company, 40 Court Street, Boston, MA 02108

   [ICON]
       BY WIRE TRANSFER

   You must indicate this option on your application.

   If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

   The Fund may charge a wire transfer fee.

   Note: Your financial institution may also charge a separate fee.

  SHAREHOLDER INFORMATION

                         [ICON]

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration

     - The redemption proceeds are being wired to bank instructions currently not on your account

   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. For your protection you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  SHAREHOLDER INFORMATION

                         [ICON]

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50,000, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                                EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Walden Mutual Funds, c/o Boston Trust & Investment Management Company, 40 Court Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   Please refer to "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  SHAREHOLDER INFORMATION

                         [ICON]

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.
   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

   Dividends are generally taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31(st) are taxable on December 31(st) of the year they are declared.


   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   Foreign shareholders may be subject to special withholding requirements.

   The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

  FUND MANAGEMENT

                 [ICON]

                           THE INVESTMENT ADVISER

   Boston Trust Investment Management, Inc. (the "Adviser"), 40 Court Street, Boston, MA 02108, is the investment adviser for the Funds. Walden Asset Management, a division of the Adviser's parent company, Boston Trust & Investment Management Company ("Boston Trust"), assists the Funds by providing guidance with respect to each Fund's social guidelines. The Adviser is a wholly-owned subsidiary of Boston Trust.


   The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each of the Funds paid the Adviser investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended March 31, 2005.


   SOCIAL RESEARCH AND SHAREHOLDER ADVOCACY

   Walden Asset Management ("Walden"), an affiliate of the Adviser, performs shareholder advocacy, proxy voting, and other social initiatives for the Adviser. Walden uses an in-house research and advocacy team to implement the Funds' socially responsive investment criteria and shareholder advocacy initiatives. Since 1975, Walden has been a leader in socially responsive investing.
                           PORTFOLIO MANAGERS

   The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

    Walden Social     Mr Stephen Moody, portfolio manager at Boston Trust, manages
    Balanced Fund:    the Walden Social Balanced Fund. Mr. Moody, Senior Vice
                      President and Chairman of the Social Investment Policy
                      Committee, joined the Adviser when it assumed all duties and responsibilities for providing investment advisory services from Boston Trust & Investment Management Company ("Boston
                      Trust"). Prior to joining Boston Trust in 1980, Mr. Moody
                      served as research director of the Council on Economic
                      Priorities, and economic consultant to the Shalan Foundation and Natural Resources Defense Council. Mr. Moody earned his
                      B.A. from the University of California at Berkeley and an
                      M.A. in Economics from the Graduate Facility of the New
                      School for Social Research. He is a member of the American
                      Economic Association and the Boston Security Analysts
                      Society.

  FUND MANAGEMENT

                 [CHART ICON]

    Walden Social     Mr. Robert Lincoln, portfolio manager at Boston Trust,
    Equity Fund:      manages the Walden Social Equity Fund. Mr. Lincoln, Senior
                      Vice President and Chief Economic Strategist, joined the
                      Adviser when it assumed all duties and responsibilities for providing investment advisory services from Boston Trust &
                      Investment Management Company ("Boston Trust"). Prior to
                      joining Boston Trust in 1984, Mr. Lincoln served as a Group
                      Vice President at Charles River Associates, a Boston-based economic and financial consulting firm. Mr. Lincoln earned his B.A. degree (magna cum laude) in economics and M.A. in
                      Economics from Harvard University.

   The Statement of Additional Information has more detailed information about the Adviser.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Limited Partnership is the Funds' distributor and BISYS Fund Services, Ohio, Inc. is the Funds' administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.


   DISCLOSURE OF FUND PORTFOLIO HOLDINGS



   A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information (SAI).

  FINANCIAL HIGHLIGHTS

                   [HAND ICON]


   The financial highlights table is intended to help you understand each Fund's performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming the reinvestment of all dividends and distributions). The information for the years ended March 31, 2003, 2004 and 2005 has been audited by Tait, Weller & Baker, whose report, along with each Fund's financial statements, are included in the annual report to shareholders of each Fund, which is available upon request. The information for prior periods was audited by the Funds' previous audit firm.



                                                                       WALDEN SOCIAL BALANCED FUND
                                        ------------------------------------------------------------------------------------------
                                            FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED          YEAR ENDED
                                        MARCH 31, 2005    MARCH 31, 2004    MARCH 31, 2003    MARCH 31, 2002      MARCH 31, 2001
    NET ASSET VALUE, BEGINNING OF
      PERIOD                                                  $  9.13           $ 10.22           $  9.93            $ 10.69
    ------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                      0.13              0.18              0.18               0.19
      Net realized and unrealized
        gains/(losses) from investment
        transactions                                             1.59             (1.10)             0.31              (0.77)
    ------------------------------------------------------------------------------------------------------------------------------
        Total from investment
          activities                                             1.72             (0.92)             0.49              (0.58)
    ------------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                     (0.14)            (0.17)            (0.20)             (0.18)
    ------------------------------------------------------------------------------------------------------------------------------
        Total dividends                                         (0.14)            (0.17)            (0.20)             (0.18)
    ------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 10.71           $  9.13           $ 10.22            $  9.93
    ------------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                                18.91%            (9.00%)            4.94%             (5.57%)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period
      (000's)                                                 $24,410           $18,528           $17,786            $13,612
    Ratio of net expenses to average
      net assets                                                 1.00%             1.00%             1.00%              1.00%
    Ratio of net investment income to
      average net assets                                         1.38%             1.95%             1.85%              1.88%
    Ratio of expenses to average net
      assets(a)                                                  1.21%             1.26%             1.28%              1.33%
    Portfolio turnover                                          26.47%            40.07%            22.09%             29.06%



   (a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

  FINANCIAL HIGHLIGHTS

                   [HAND ICON]


                                                                        WALDEN SOCIAL EQUITY FUND
                                        ------------------------------------------------------------------------------------------
                                            FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED          YEAR ENDED
                                        MARCH 31, 2005    MARCH 31, 2004    MARCH 31, 2003    MARCH 31, 2002      MARCH 31, 2001
    NET ASSET VALUE, BEGINNING OF
      PERIOD                                                  $  8.24           $ 10.26           $  9.49            $ 10.60
    ------------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                      0.04              0.04              0.04               0.03
      Net realized and unrealized
        gains/(losses) from investment
        transactions                                             2.61             (2.02)             0.77              (1.10)
    ------------------------------------------------------------------------------------------------------------------------------
        Total from investment
          activities                                             2.65             (1.98)             0.81              (1.07)
    ------------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                     (0.04)            (0.04)            (0.04)             (0.04)
      In excess of net realized gains
        from investment transactions                               --                --                --                 --
    ------------------------------------------------------------------------------------------------------------------------------
        Total dividends                                         (0.04)            (0.04)            (0.04)             (0.04)
    ------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 10.85           $  8.24           $ 10.26            $  9.49
    ------------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                                32.14%           (19.34%)            8.53%            (10.12%)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period
      (000's)                                                 $40,446           $26,450           $25,616            $21,366
    Ratio of net expenses to average
      net assets                                                 1.00%             1.00%             1.00%              1.00%
    Ratio of net investment income to
      average net assets                                         0.45%             0.48%             0.35%              0.33%
    Ratio of expenses to average net
      assets(a)                                                  1.16%             1.18%             1.18%              1.19%
    Portfolio turnover                                          22.33%            16.10%            22.42%             45.26%



   (a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                            WALDEN MUTUAL FUNDS

                            C/O BOSTON TRUST & INVESTMENT MANAGEMENT COMPANY 40 COURT STREET
                            BOSTON, MASSACHUSETTS 02108

                            TELEPHONE: 1-800-282-8782 x 7050

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act File No. 811-6526.

                                                           [Recycle Symbol]

                    [BOSTONTRUST INVESTMENT MANAGEMENT LOGO]

                              BOSTON BALANCED FUND
                               BOSTON EQUITY FUND

                        Prospectus dated August 1, 2005

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [ICON]
Carefully review this                               3  Boston Balanced Fund
important section for a                             6  Boston Equity Fund
summary of each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                   [ICON]
This section contains                               8  Boston Balanced Fund
details on each Fund's                              9  Boston Equity Fund
investment strategies and                          10  Investment Risks
risks.

                                                SHAREHOLDER INFORMATION

                                   [ICON]
Consult this section to                            11  Pricing of Fund Shares
obtain details on how shares                       11  Purchasing and Adding to Your Shares
are valued, how to purchase,                       13  Selling Your Shares
sell and exchange shares,                          15  Exchanging Your Shares
related charges and payments                       16  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                   [ICON]
Review this section for                            17  The Investment Adviser
details on the people and                          17  Portfolio Manager
organizations who oversee
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                   [ICON]
Review this section for                            18  Boston Balanced Fund
details on the selected                            19  Boston Equity Fund
financial statements of the
Funds.

  RISK/RETURN SUMMARY

                      [ICON]

                               BOSTON BALANCED FUND

    INVESTMENT OBJECTIVES                      The Boston Balanced Fund seeks long-term capital growth
                                               and income through an actively managed portfolio of
                                               stocks, bonds and money market instruments.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests in stocks, bonds and money market
                                               instruments, with at least 25% of assets in fixed-income
                                               securities and at least 25% of assets in equity
                                               securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock market risk, interest rate
                                               risk and credit risk. Therefore, the value of the Fund's
                                               investments will fluctuate with market conditions and
                                               interest rates and the value of your investment in the
                                               Fund will also vary. You could lose money on your
                                               investment in the Fund, or the Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                                 - investing for a period of time in excess of 3 to 5
                                                   years
                                                 - able to bear (emotionally and/or financially) the
                                                   risk of market value fluctuations in the short or
                                                   long-term
                                                 - looking for a combination of exposure to stock
                                                   investments for long-term growth, and bond investments
                                                   for greater stability of income and principal
                                                   This Fund will not be appropriate for someone:
                                                 - investing for a period of time less than 3 to 5 years
                                                 - not comfortable with market fluctuations in the
                                                   short-term
                                                 - looking primarily for a high level of current income

  RISK/RETURN SUMMARY

                      [SCALE ICON]

                              BOSTON BALANCED FUND


The chart and table on this page show how the Boston Balanced Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception on December 1, 1995, to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance (both before and after taxes) over time to that of a blended benchmark index consisting of the Standard & Poors' 500(R) Composite Stock Index ("S&P 500 Index") (50%),(2) the Lehman Brothers Government/Credit Bond Index (40%)(3) and the 90 day U.S. Treasury Bill (10%).


PERFORMANCE BAR CHART AND TABLE(1)

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/04

                                    [PERFORMANCE CHART]

1996                                                                             14.39
1997                                                                             27.08
1998                                                                             19.27
1999                                                                              4.57
2000                                                                              0.36
2001                                                                             -1.55
2002                                                                             -1.33
2003                                                                             14.96
2004                                                                             10.46

                                    Past performance does not indicate how the Fund will perform in the future.

                                              Best quarter:  Q2 1997     +11.95%
                                              Worst quarter: Q3 1998      -6.13%
                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                   (for the periods ending

                                                   December 31, 2004(5))



                                                INCEPTION       PAST      5        SINCE
                                                   DATE         YEAR    YEARS    INCEPTION
                                              --------------------------------------------
 BOSTON BALANCED FUND                             12/1/95
  Before Taxes                                                 10.46%    4.36%     9.46%
  After Taxes on Distributions(4)                                   %        %         %
  After Taxes on Distributions and Sale of
  Fund Shares(4)                                                    %        %         %
                                              --------------------------------------------
 BLENDED COMPOSITE INDEX                          12/1/95           %        %         %
                                              --------------------------------------------
 S&P 500(R) INDEX(2)                              12/1/95      10.87%   -2.29%     9.69%
                                              --------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND
 INDEX(3)                                         12/1/95       4.21%    8.00%     6.71%
                                              --------------------------------------------
 90 DAY U.S. TREASURY BILL                        12/1/95       1.26%    2.70%     3.70%
------------------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.

(3) A widely recognized, unmanaged index generally representative of the bond market as a whole.

(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(5) For the period January 1, 2005 through June 30, 2005, the aggregate
(non-annualized) total return for the Fund was    %.

  FUND EXPENSES

             [SCALE ICON]

                       BOSTON BALANCED FUND

                       ANNUAL FEES AND EXPENSES
                       This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Balanced Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases             n/a
                                          Maximum Deferred Sales Charge (load)                 n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                    0.75%
                                          Distribution and Service (12b-1) Fees                n/a
                                          Other Expenses                                    0.34%*
                                          Total Fund Operating Expenses                     1.09%*
                                          Fee waiver and/or Expense Reimbursement            0.09%
                                          Net Expenses                                      1.00%*



* The Investment Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Boston Balanced Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.09%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                                                 1       3       5       10
                                                       BOSTON BALANCED FUND     YEAR   YEARS   YEARS   YEARS
                                                                                $      $       $       $
                                                     --------------------------------------------------------

  RISK/RETURN SUMMARY

                      [SCALE ICON]

                               BOSTON EQUITY FUND


    INVESTMENT OBJECTIVES                      The Boston Equity Fund seeks long-term capital growth
                                               through an actively managed portfolio of stocks.
    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests, under normal circumstances, at least
                                               80% of its assets in equity securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock market risk. Therefore, the
                                               value of the Fund's investments will fluctuate with
                                               market conditions and the value of your investment in the
                                               Fund will also vary. You could lose money on your
                                               investment in the Fund, or the Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                                 - investing for a period of time in excess of 3 to 5
                                                   years
                                                 - able to bear (emotionally and/or financially) the
                                                   risk of market value fluctuations in the short or
                                                   long-term
                                                 - looking for a high-quality, well-diversified,
                                                   all-equity portfolio that provides the potential for
                                                   growth of your investment
                                                 - comfortable with market value fluctuations in the
                                                   short-term
                                               This Fund will not be appropriate for someone:
                                                 - investing for a period of time less than 3 to 5 years
                                                 - not comfortable with market fluctuations
                                                 - looking primarily for current income

  RISK/RETURN SUMMARY

                      [SCALE ICON]


                              BOSTON EQUITY FUND



The chart and table on this page show how the Boston Equity Fund has performed. The bar chart shows the Fund's yearly performance. The table below it compares the Fund's performance (both before and after taxes) to that of its benchmark index, the Standard & Poors' 500(R) Composite Stock Index ("S&P 500 Index")(2).


PERFORMANCE BAR CHART AND TABLE(1)

TOTAL RETURN AS OF 12/31/04

                                    [PERFORMANCE CHART]

2004                                                                             11.93

                                    Past performance does not indicate how the Fund will perform in the future.


                                                Best quarter:  Q 2004      %


                                                Worst quarter: Q 2004      %

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2004(4))



                                                INCEPTION       PAST      SINCE
                                                   DATE         YEAR    INCEPTION
                                              -----------------------------------
 BOSTON EQUITY FUND                               10/1/03
  Before Taxes                                                 11.93%         %
  After Taxes on Distributions(3)                                   %         %
  After Taxes on Distributions and Sale of
  Fund Shares(3)                                                    %         %
                                              -----------------------------------
 S&P 500(R) INDEX(2)                              10/1/03      10.87%    19.06%
---------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both the chart and table assume reinvestment of dividends and distributions.


(2) A widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.
(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(4) For the period January 1, 2005 through June 30, 2005, the aggregate
(non-annualized) total return for the Fund was    %.

  FUND EXPENSES

             [SCALE ICON]

                       BOSTON EQUITY FUND

ANNUAL FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Equity Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases          n/a
                                          Maximum Deferred Sales Charge (load)              n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                  0.75%
                                          Distribution and Service (12b-1) Fees             n/a
                                          Other Expenses                                   0.39%*
                                          Total Fund Operating Expenses                    1.14%*
                                          Fee waiver and/or Expense Reimbursement          0.14%*
                                          Net Expenses                                     1.00%*



* The Investment Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Boston Equity Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.14%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                                                 1       3       5       10
                                                        BOSTON EQUITY FUND      YEAR   YEARS   YEARS   YEARS
                                                                                $      $       $       $
                                                     --------------------------------------------------------

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                               [MAGNIFYING GLASS ICON]

                                               BOSTON BALANCED FUND

   TICKER SYMBOL:  BMGFX
   INVESTMENT OBJECTIVE

   The investment objective of the Boston Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

   POLICIES AND STRATEGIES

   Consistent with the Balanced Fund's investment objective, the Fund:

     - maintains an actively managed portfolio of stocks, bonds and money market instruments

     - will generally invest at least 25% of its total assets in fixed-income securities and at least 25% of its total assets in equity securities

     - may purchase both common stock and preferred stock

     - will purchase bonds that are primarily investment grade

     - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may invest in other investment companies

   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                               [MAGNIFYING GLASS ICON]

                                               BOSTON EQUITY FUND

   INVESTMENT OBJECTIVE
   The investment objective of the Boston Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks.

   POLICIES AND STRATEGIES

   Consistent with the Equity Fund's investment objective, the Fund:

     - will invest substantially all, but in no event less than 80%, of the value of its assets in equity securities under normal circumstances

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may invest in other investment companies

   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                               [MAGNIFYING GLASS ICON]

                                               INVESTMENT RISKS

   Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.
   Generally, the Funds will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet them increases.

   Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PRICING OF FUND SHARES

-------------------------------------
HOW NAV IS CALCULATED
The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

                                     NAV =
                           Total Assets - Liabilities
                           -------------------------
                                Number of Shares
                                  Outstanding

You can find a Fund's NAV daily in The Wall Street Journal and other financial newspapers.
-------------------------------------
The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is known as the offering price.

Each Fund's securities are valued generally at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

                                PURCHASING AND ADDING TO YOUR SHARES
   You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

   The minimum initial investment in the Funds is $100,000. Subsequent investments must be at least $1,000. BISYS Fund Services Limited Partnership (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, cash and credit card convenience checks are not accepted.

   A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and/or its shareholders.


   FREQUENT TRADING POLICY



   Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may,

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED


   among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.


   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   [PHONE ICON]
       BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or certified check payable to either "Boston Balanced Fund" or "Boston Equity Fund", as applicable.

   3. Mail to: Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, 40 Court Street, Boston, MA 02108.

   SUBSEQUENT INVESTMENTS:

   1. Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

   [PHONE ICON]
       BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment: Before wiring funds, you should call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.

   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
   Citizens Bank
   Routing Number: ABA #0115-0012-0
   DDA# 1133195811
   Include:
   Your name
   Your account number
   Fund name

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Funds,
   their transfer agent, or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   [PHONE ICON]
       BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   [PHONE ICON]
       BY MAIL

     2(a). Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:
           - your Fund and account number
           - amount you wish to redeem
           - address to which your check should be sent
           - account owner signature

     2(b). Mail to: Boston Trust Mutual Funds, c/o Boston Trust & Investment
           Management Company, 40 Court Street, Boston, MA 02108

   [PHONE ICON]
       BY OVERNIGHT SERVICE

   SEE INSTRUCTION 2 ABOVE.
  Send to: Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, 40 Court Street, Boston, MA 02108

   [PHONE ICON]
       BY WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-282-8782, ext. 7050 to request a wire transfer.

   If you call by 4 p.m. Eastern Standard Time, your payment normally will be wired to your bank on the next business day.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                     A request for a withdrawal in cash from
                                     either Fund constitutes a redemption or
                                     sale of shares for a mutual fund
                                     shareholder.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").
   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following.
     - Your account address has changed within the last 10 business days.
     - The check is not being mailed to the address on your account.
     - The check is not being made payable to the owner(s) of the account.
     - The redemption proceeds are being transferred to another Fund account with a different registration.
     - The redemption proceeds are being wired to bank instructions not on your account.

   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are made only by authorized shareholders. For your protection you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50,000, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                                EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, 40 Court Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your social security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   Please refer to "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.
   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.


   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   Foreign shareholders may be subject to special withholding requirements.

   The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.

   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

  FUND MANAGEMENT

                 [LINE GRAPH ICON]

                           THE INVESTMENT ADVISER

   Boston Trust Investment Management, Inc. (the "Adviser"), 40 Court Street, Boston, MA 02108, is the investment adviser for the Funds. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company ("Boston Trust").

   The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each Fund pays the Adviser investment advisory fees equaling 0.75% of its average daily net assets.
-
                           PORTFOLIO MANAGER

   Mr. Domenic Colasacco, portfolio manager and president of the Adviser, is primarily responsible for the day-to-day management of each Fund's portfolio. Mr. Colasacco is also the president of Boston Trust & Investment Management Company and has served as its chief investment officer since 1980. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

   The Statement of Additional Information has more detailed information about the Adviser.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Limited Partnership is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.


   DISCLOSURE OF FUND PORTFOLIO HOLDINGS



   A complete list of each Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information (SAI).

  FINANCIAL HIGHLIGHTS                             BOSTON BALANCED FUND

                   [HAND ICON]


   The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the years ended March 31, 2003, 2004 and 2005 has been audited by Tait, Weller & Baker, whose report, along with each Fund's financial statements, are included in the annual report of the Fund, which is available upon request. Information for periods ended March 31, 2002 and prior were audited by the Fund's previous auditors.



                                         FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                          YEAR        YEAR        YEAR        YEAR        YEAR
                                          ENDED       ENDED       ENDED       ENDED       ENDED
                                        MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                          2005        2004        2003        2002        2001
                                        ---------   ---------   ---------   ---------   ---------
    NET ASSET VALUE, BEGINNING OF
     PERIOD                             $           $  23.71    $  25.58    $  24.77    $  28.89
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                              0.43        0.57        0.55        0.59
     Net realized and unrealized
       gains/(losses) from investments                  3.97       (1.88)       1.09       (1.91)
    ---------------------------------------------------------------------------------------------
       Total from investment
         activities                                     4.40       (1.31)       1.64       (1.32)
    ---------------------------------------------------------------------------------------------
    DIVIDENDS:
     Net investment income                             (0.48)      (0.56)      (0.59)      (0.58)
     Net realized gains from
       investments                                        --          --       (0.24)      (2.22)
    ---------------------------------------------------------------------------------------------
       Total dividends                                 (0.48)      (0.56)      (0.83)      (2.80)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD      $           $  27.63    $  23.71    $  25.58    $  24.77
    ---------------------------------------------------------------------------------------------
    TOTAL RETURN                                %      18.61%     (5.16)%       6.78%      (5.00)%
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period
     (000's)                                         160,202    $131,693    $130,563    $116,627
    Ratio of expenses to average net
     assets                                     %       1.00%       1.00%       1.00%       1.00%
    Ratio of net investment income to
     average net assets                         %       1.69%       2.34%       2.26%       2.01%
    Ratio of expenses to average net
     assets(a)                                  %       1.10%       1.07%       1.09%       1.10%
    Portfolio turnover                          %      30.04%      20.77%      24.01%      20.17%
    ---------------------------------------------------------------------------------------------



   (a) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

  FINANCIAL HIGHLIGHTS                               BOSTON EQUITY FUND

                   [HAND ICON]


                                         FOR THE     FOR THE
                                          YEAR       PERIOD
                                          ENDED       ENDED
                                        MARCH 31,   MARCH 31,
                                          2005       2004(A)
                                        ---------   ---------
    NET ASSET VALUE, BEGINNING OF
     PERIOD                             $           $  10.00
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                              0.03
     Net realized and unrealized
       gains/(losses) from investments                  1.18
    ---------------------------------------------------------------------------------------------
       Total from investment
         activities                                     1.21
    ---------------------------------------------------------------------------------------------
    DIVIDENDS:
     Net investment income                             (0.02)
     Net realized gains from
       investments                                        --
    ---------------------------------------------------------------------------------------------
       Total dividends                                 (0.02)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD      $           $  11.19
    ---------------------------------------------------------------------------------------------
    TOTAL RETURN                                %      12.06%(b)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period
     (000's)                            $           $ 35,386
    Ratio of expenses to average net
     assets                                     %       1.00%(c)
    Ratio of net investment income to
     average net assets                         %       0.59%(c)
    Ratio of expenses to average net
     assets                                     %       1.18%(c)(d)
    Portfolio turnover                          %       2.97%
    ---------------------------------------------------------------------------------------------


   (a)  The Fund commenced operations on October 1, 2003.

   (b) Not annualized.

   (c)  Annualized.

   (d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                            BOSTON TRUST MUTUAL FUNDS
                            C/O BOSTON TRUST & INVESTMENT MANAGEMENT COMPANY 40 COURT STREET
                            BOSTON, MASSACHUSETTS 02108

                            TELEPHONE: 1-800-282-8782 X 7050

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:
IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)
BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)
ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov
BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act file no. 811-6526.

                                                           [Recycle Logo]

                              BOSTON BALANCED FUND
                               BOSTON EQUITY FUND
                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND

                         EACH AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2005

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectuses for (1) Boston Balanced Fund and Boston Equity Fund and (2) Walden Social Balanced Fund and Walden Social Equity Fund (collectively, the "Funds"), each dated the same date as the date hereof (the "Prospectuses"). The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into each of the Prospectuses. Copies of the Prospectuses may be obtained by writing the Boston Trust Mutual Funds c/o United States Trust Company of Boston at 40 Court Street, Boston, Massachusetts 02108, or by telephoning toll free (800) 282-8782, ext. 7050.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES......................................     3

   Additional Information On Portfolio Instruments......................     3

INVESTMENT RESTRICTIONS.................................................     7

   Portfolio Turnover...................................................     9

NET ASSET VALUE.........................................................     9

   Additional Purchase and Redemption Information.......................    10

MANAGEMENT OF THE GROUP.................................................    10

   Trustees and Officers................................................    10
   Investment Adviser...................................................    14
   Code Of Ethics.......................................................    16
   Portfolio Transactions...............................................    16
   Administrator And Fund Accounting Services...........................    18
   Distributor..........................................................    19
   Custodian............................................................    20
   Transfer Agency Services.............................................    20
   Independent Auditors.................................................    21
   Legal Counsel........................................................    21

ADDITIONAL INFORMATION..................................................    21

   Description Of Shares................................................    21
   Vote Of A Majority Of The Outstanding Shares.........................    22
   Additional Tax Information...........................................    22
   Yields And Total Returns.............................................    27
   Performance Comparisons..............................................    30
   Proxy Voting.........................................................    31

MISCELLANEOUS...........................................................    32

FINANCIAL STATEMENTS....................................................    32

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

      The Coventry Group (the "Group") is an open-end investment management company which offers currently its shares in separate series. This Statement of Additional Information deals with four such portfolios: Boston Balanced Fund, Boston Equity Fund, Walden Social Balanced Fund and Walden Social Equity Fund (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the applicable Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information On Portfolio Instruments

      The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectuses.

      MONEY MARKET INSTRUMENTS. Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Adviser.

      REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Funds' net assets would be invested in illiquid securities including such repurchase agreements.

      For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

      There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

      WHEN-ISSUED SECURITIES. The Funds are authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

      FOREIGN SECURITIES. Each Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on a Fund's share price.

      Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

      Each Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

      DEBT SECURITIES AND RATINGS. Ratings of debt securities represent the rating agencies' (as described below) opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

      If a security's rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but the Funds are not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

      The Funds reserve the right to invest up to 20% of their assets in securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") or lower than Baa by Moody's Investors Service, Inc. ("Moody's"), but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes, or perceived changes, in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively-traded market.

      Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Funds may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than funds consisting of higher-rated securities. If the Funds experience unexpected net redemptions, they may be forced to sell their higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

      OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

      Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

      If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds' securities during the period the option was outstanding.

      Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Funds.

      ILLIQUID AND RESTRICTED SECURITIES. The Funds may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Funds' decision to dispose of such securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

                             INVESTMENT RESTRICTIONS

      The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act. The Funds may not:

      1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

      2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

            (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

      3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Funds are not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

      4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

      5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (This restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

      6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

      7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Funds would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Funds' assets may be invested without regard to this limitation.

      The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

      1. Purchase any security if as a result the Funds would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

      2. Invest in any issuer for purposes of exercising control or management.

      3. Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds' total assets.

      4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

      5. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

      6.    Invest in securities issued by any affiliate of the Adviser.

      If a percentage restriction described in the Prospectuses or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

Portfolio Turnover

      The portfolio turnover rate for the Funds is calculated by dividing the lesser of the Funds' purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

      The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to the Funds and may result in additional tax consequences to the Funds' Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

      As indicated in the Prospectuses, the net asset value of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard Time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

      Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

      Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

      The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

Additional Purchase and Redemption Information

      Shares of each of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Advisor or the Advisor's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Advisor or the Entities.

      The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

Trustees and Officers

      Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

      The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are listed as "Interested Trustees" in the table. Trustees who are not interested persons are referred to as Independent Trustees.

INTERESTED TRUSTEES*

                                          TERM OF
                                          OFFICE**         PRINCIPAL
                         POSITION(S)     AND LENGTH       OCCUPATION(S)         NUMBER OF FUNDS           OTHER
    NAME, ADDRESS         HELD WITH       OF TIME          DURING PAST          IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE             THE FUNDS       SERVED           FIVE YEARS         OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------    -------------   -----------     -----------------     -------------------    -----------------
Walter B. Grimm            Trustee      Since 1996.     From June 1992 to             16             American
3435 Stelzer Road                                       present, employee                            Performance
Columbus, Ohio 43219                                    of BISYS Fund                                Funds; Legacy
Age: 59                                                 Services.                                    Funds Group;
                                                                                                     Performance Funds
                                                                                                     Trust; Variable
                                                                                                     Insurance Funds

R. Jeffrey Young        President and   Since 1999.     From October 1993             16                    n/a
3435 Stelzer Road       Chairman of                     to present,
Columbus, Ohio 43219    the Board of                    employee of BISYS
Age: 40                 Trustees                        Fund Service.

* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act due to their employment with BISYS Fund Services, the Funds' distributor and administrator.

INDEPENDENT TRUSTEES

                                          TERM OF
                                          OFFICE**         PRINCIPAL
                         POSITION(S)     AND LENGTH       OCCUPATION(S)         NUMBER OF FUNDS           OTHER
    NAME, ADDRESS         HELD WITH       OF TIME          DURING PAST          IN FUND COMPLEX        DIRECTORSHIPS
      AND AGE             THE FUNDS       SERVED           FIVE YEARS         OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------    -------------   -----------     -----------------     -------------------    -----------------
Maurice G. Stark        Trustee         Since 1992.     Retired.                      16                 Variable
3435 Stelzer Road                                                                                     Insurance Funds
Columbus, Ohio 43219
Age: 69

Michael M. Van Buskirk  Trustee          Since 1992.    From June 1991 to             16                 Variable
3435 Stelzer Road                                       present, employee of                          Insurance Funds
Columbus, Ohio 43219                                    and current Chief
Age: 58                                                 Executive Officer
                                                        of The Ohio Bankers
                                                        Association (trade
                                                        association).

Dianne E. Armstrong     Trustee          Since 2004.    From August 2003 to           16                    n/a
3435 Stelzer Road                                       present, Principal
Columbus, Ohio 43219                                    of King, Dodson
Age: 40                                                 Armstrong Financial
                                                        Advisors, Inc.; from
                                                        April 2000 to August
                                                        2003, Director of
                                                        Financial Planning,
                                                        Hamilton Capital
                                                        Management.

** Trustees hold their position with the Trust until their resignation or removal.

OFFICERS WHO ARE NOT TRUSTEES

                                          TERM OF
                                          OFFICE**
                          POSITION(S)    AND LENGTH
     NAME, ADDRESS         HELD WITH      OF TIME            PRINCIPAL OCCUPATION(S)
       AND AGE             THE FUNDS      SERVED             DURING PAST FIVE YEARS
---------------------    -------------  -----------   ------------------------------------
Chris Sabato             Treasurer      Since 2004.   From February 1993 to present,
3435 Stelzer Road                                     employee of BISYS Fund Services.
Columbus, Ohio  43219
Age: 36

Timothy Bresnahan        Secretary      Since 2005.   From February 2005 to present,
3435 Stelzer Road                                     employee of BISYS Fund Services;
Columbus, Ohio  43219                                 from March 2004 to February 2005,
Age: 36                                               associate of the law firm of
                                                      Greenberg Traurig, P.A.; from
                                                      October 2003 to March 2004, employee
                                                      of Deutsche Bank Asset Management,
                                                      Inc.; from September 2001 to
                                                      February 2003, associate of the law
                                                      firm of Goodwin Procter, LLP

Alaina V. Metz           Assistant      Since 1995.   From June 1995 to present, employee
3435 Stelzer Road        Secretary                    of BISYS Fund Services.
Columbus, Ohio  43219
Age: 37

George L. Stevens        Chief          Since 1996.   From September 1996 to present,
3435 Stelzer Road        Compliance                   employee of BISYS Fund Services.
Columbus, Ohio 43219     Officer
Age: 54

** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

      The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met twice during the last fiscal year, include all of the Board's independent trustees: Maurice G. Stark, Michael M. Van Buskirk, and Dianne E. Armstrong. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held one meeting. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets quarterly.

OWNERSHIP OF SECURITIES

      As of the date of this Statement of Additional Information, the Group's Trustees and officers, as a group, owned less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2004, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES

                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                           IN ALL REGISTERED INVESTMENT COMPANIES
                            DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
  NAME OF TRUSTEE          SECURITIES IN THE FUNDS                        COMPANIES
  ---------------          -----------------------       -------------------------------------------
Walter B. Grimm                      $[ ]                                   $[ ]

R. Jeffrey Young                     $[ ]                                   $[ ]

INDEPENDENT TRUSTEES

                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                           IN ALL REGISTERED INVESTMENT COMPANIES
                            DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
   NAME OF TRUSTEE          SECURITIES IN THE FUNDS                       COMPANIES
   ---------------          -----------------------      -------------------------------------------
Maurice G. Stark                     $[ ]                                   $[ ]

Michael M. Van Buskirk               $[ ]                                   $[ ]

Dianne E. Armstrong                  $[ ]                                   $[ ]

      The Officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Funds for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Young, Grimm, Sabato, Bresnahan and Stevens and Ms. Metz are employees of BISYS.

      Trustees of the Group not affiliated with BISYS or BISYS Fund Services receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees of the Group also receive $1,000 for participation in Audit Committee meetings and $500 for participation in all other committee meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

      For the fiscal year ended March 31, 2005 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Group's investment advisor:

                                                           PENSION OR                            TOTAL COMPENSATION
                                                      RETIREMENT BENEFITS    ESTIMATED ANNUAL     FROM THE FUND AND
                            AGGREGATE COMPENSATION     ACCRUED AS PART OF      BENEFITS UPON      FUND COMPLEX PAID
   NAME OF TRUSTEE              FROM THE FUNDS           FUNDS EXPENSES         RETIREMENT         TO THE TRUSTEES
   ---------------          ----------------------    -------------------    -----------------   ------------------
Walter B. Grimm                      $ 0                       $0                   $0                  $ 0

Maurice G. Stark                     $[ ]                      $0                   $0                  $[ ]

Michael M. Van Buskirk               $[ ]                      $0                   $0                  $[ ]

John H. Ferring IV*                  $[ ]                      $0                   $0                  $[ ]

R. Jeffrey Young                     $ 0                       $0                   $0                  $ 0

Dianne E. Armstrong**                $[ ]                      $0                   $0                  $[ ]

* Mr. Ferring resigned as a Trustee as of November 18, 2004.

** Ms. Armstrong was elected as a Trustee as of November 18, 2004.

Investment Adviser

      Investment advisory and management services are provided to the Funds by Boston Trust Investment Management, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of August 16, 2004. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company, a Massachusetts chartered banking and trust company ("Boston Trust"), which in turn is a wholly-owned subsidiary of BTIM Company, a bank holding company organized as a Delaware corporation. Under the terms of the Investment Advisory

Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectuses of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: Boston Balanced Fund 0.75% of average daily net assets; Walden Social Balanced Fund 0.75% of average daily net assets; and Walden Social Equity Fund 0.75% of average daily net assets, and Boston Equity Fund 0.75% of average daily net assets. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to the Funds to increase the net income of the Funds available for distribution as dividends.

      Unless sooner terminated, the Investment Advisory Agreement for each Fund will continue in effect until February 28, 2006, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Funds at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

      The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

      The annual continuation of the Investment Advisory Agreement for each Fund was approved by both a majority of the Trustees and a majority of the independent Trustees at a meeting held on February 17, 2005.

      For the fiscal year ended March 31, 2003, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and the Adviser reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Balanced Fund paid the Adviser investment advisory fees of $956,513 and the Adviser reimbursed the Fund $21,070 in advisory fees; the Walden Social Balanced Fund paid the Adviser investment advisory fees of $135,321 and the Adviser reimbursed the Fund $38,769 in advisory fees; and the Walden Social Equity Fund paid the Adviser investment advisory fees of $185,073 and the Adviser reimbursed the Fund $33,225 in advisory fees.

For the fiscal year ended March 31, 2004, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and the Adviser reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Balanced Fund paid the Adviser investment advisory fees of $1,130,964 and the Adviser reimbursed the Fund $68,575 in advisory fees; the Walden Social Balanced Fund paid the Adviser investment advisory fees of $165,223 and the Adviser reimbursed the Fund $45,614 in advisory fees; and the Walden Social Equity Fund paid the Adviser investment advisory fees of $265,878 and the Adviser reimbursed the Fund $39,696 in advisory fees. For the period from October 1, 2003 (commencement of operations) through March 31, 2004, the Boston Equity Fund paid the Adviser investment advisory fees of $116,343 and the Adviser reimbursed the Fund $18,574 in advisory fees.

For the fiscal year ended March 31, 2005, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement, and the Adviser reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds, as follows: the Boston Balanced Fund paid the Adviser investment advisory fees of $[ ] and the Adviser reimbursed the Fund $[ ] in advisory fees; the Boston Equity Fund paid the Adviser investment advisory fees of $[ ] and the Adviser reimbursed the Fund $[ ] in advisory fees; the Walden Social Balanced Fund paid the Adviser investment advisory fees of $[ ] and the Adviser reimbursed the Fund $[ ] in advisory fees; and the Walden Social Equity Fund paid the Adviser investment advisory fees of $[ ] and the Adviser reimbursed the Fund $[ ] in advisory fees;

Code Of Ethics

      The Coventry Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

Portfolio Transactions

      Pursuant to the Investment Advisory Agreement with respect to the Funds, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Funds' investment objectives and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute such Funds' portfolio transactions.

      Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Funds' brokerage transactions which are in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Funds or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

      While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

      Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other

Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

      For the fiscal year ended March 31, 2003, Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid brokerage commissions of $55,268, $9,777 and $22,683, respectively. For the fiscal year ended March 31, 2004, Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid brokerage commissions of $87,094, $12,722 and $28,304, respectively. For the period from October 1, 2003 (commencement of operations) through March 31, 2004, the Boston Equity Fund paid brokerage commissions of $14,393.

      For the fiscal year ended March 31, 2005, the Boston Balanced Fund, Boston Equity Fund, Walden Social Balanced Fund, and Walden Social Equity Fund paid brokerage commissions of $[ ], $[ ], $[ ] and $[ ], respectively.

Administrator And Fund Accounting Services

      BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of March 23, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds. The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

      Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (0.20%) of that Fund's average daily net assets.

      For the fiscal year ended March 31, 2003, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid the Administrator administrative fees of $255,074, $36,086 and $49,353, respectively and the Administrator voluntarily waived administrative fees of $63,770, $9,022 and $12,339, respectively. For the fiscal year ended March 31, 2004, the Boston Balanced Fund, Walden Social Balanced Fund and Walden Social Equity Fund paid the Administrator administrative fees of $301,591, $44,060 and $70,901, respectively and the Administrator voluntarily waived administrative fees of $75,397, $11,015 and $17,725, respectively. For the period from October 1, 2003 (commencement of operations) through March 31, 2004, the Boston Equity Fund paid the Administrator administrative fees of $31,025 and the Administrator voluntarily waived administrative fees of $7,756. For the fiscal year ended March 31, 2005, the Boston Balanced Fund, Boston Equity Fund, Walden Social Balanced Fund, and Walden Social Equity Fund paid the Administrator Administrative Fees of $[ ], $[ ], $[ ] and $[ ], respectively and the Administrator voluntarily waived administrative fees of $[ ].

      The Administration Agreement is renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

      In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of March 23, 1999. Under such Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds' custodian, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds' custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Distributor

      BISYS Fund Services Limited Partnership ("BISYS") serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of ________, 2005 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

      In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives annual compensation of $__________ under the Distribution Agreement.

Custodian

      Boston Trust & Investment Management Company, 40 Court Street, Boston, Massachusetts 02108 (the "Custodian"), serves as the Funds' custodian pursuant to the Custody Agreement dated as of March 23, 1999. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. The Custodian is an affiliate of the Funds and it receives fees for the custodial services it provides.

Transfer Agency Services

      Boston Trust & Investment Management Company serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of March 23, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

Independent Registered Public Accounting Firm

      The independent registered public accounting firm of _________________ has been selected as the independent accountants for the Funds for their current fiscal year. The independent registered public accounting firm performs an annual audit of the Funds' financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

Legal Counsel

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Funds will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to the Funds only if approved by a majority of the outstanding shares of the Funds. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

      Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

      As of July _, 2005, the following entities known to the Group owned of record or beneficially 5% or more of the outstanding shares of any Fund:

Vote Of A Majority Of The Outstanding Shares

      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Funds' shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

      Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Funds' investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

      A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Funds would be subject to a non-deductible excise tax equal to 4% of the deficiency.

      Although the Funds expect to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of their federal income tax liability, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to their Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

      It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

      The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

      Foreign taxes may be imposed on the Funds by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its

Shareholders their pro rata share of the foreign taxes paid by the Funds. Any such taxes will be taken as a deduction by the Funds.

      The Funds may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Funds by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

      Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

      MARKET DISCOUNT. If any of the Funds purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

      ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

      CONSTRUCTIVE SALES. Under certain circumstance, the Funds may recognize gain from the constructive sale of an appreciated financial position. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Funds' holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

      SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the

Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

      PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called "excess distribution" with respect to PFIC stock, the Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Funds to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Funds would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Funds' PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELDS AND TOTAL RETURNS

      YIELD Calculations. Yields on each Fund's Shares are computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Fund earned during the period is based on the average daily number of Shares of that Fund outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a - b

                          Yield =2 [(cd + 1)exp(6) - 1]

Where:     a = dividends and interest earned during the period.
           b = expenses accrued for the period (net of reimbursements).
           c = the average daily number of Shares outstanding during
               the period that were entitled to receive dividends.
           d = maximum offering price per Share on the last day of the period.

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

      During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

      TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual
Total Return     =   [(ERV/P)exp(1/n)-1]

Where:     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
             P = hypothetical initial payment of $1,000.
             n = period covered by the computation, expressed in terms of years.

      The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return   =   [(ERV/P)-1]

     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
       P = hypothetical initial payment of $1,000.

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

      The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes   =   [(ATV(D)/P)exp(1/n)-1]
(after taxes on distributions)

Where:     P      =  a hypothetical initial payment of $1,000.
           n      =  number of years.
           ATV(D) =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

      The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After
Taxes (after taxes on distributions
and redemptions)                        =   [(ATV(DR)/P)exp 1/n -1]

Where:     P        =     a hypothetical initial payment of $1,000.
           n        =     number of years.
           ATV(DR)  =     ending value of a hypothetical $1,000
                          payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Comparisons

      Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

      From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

      Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund.

Proxy Voting

      The Board of Trustees of the Group has adopted proxy voting policies and procedures (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

      The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those of shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between a Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month periods ended June 30, 2004 and June 30, 2005 is available (1) without charge, upon request, by calling 1-800-282-8782, ext. 7050, and (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.

Disclosure of Fund Portfolio Holdings

      The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds' portfolio securities. A complete list of the Funds' portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Funds' portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds' custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

      Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

                                  MISCELLANEOUS

      Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

      The Group is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

      The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

      The financial statements of each Fund appearing in each Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2005 have been
audited by [   ], and are incorporated by reference herein.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------

         ITEM 22.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)

                  (a)(2) Establishment and Designation of Four Series of Shares (Boston Balanced Fund, Boston Equity Fund, Walden Social Balanced Fund, and Walden Social Equity
                           Fund)(3)

                  (b)(1)   By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1)

                  (d)(1) Amended and Restated Investment Advisory Agreement between Registrant and United States Trust Company of Boston, as assumed by Boston Trust Investment Management, Inc. pursuant to the Assumption Agreement
                           (4)

                  (d)(2) Assumption Agreement between Registrant, United States Trust Company of Boston and Boston Trust Investment Management, Inc. (5)

                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable

                  (g) Custody Agreement between Registrant and United States Trust Company of Boston(3)

                  (h)(1) Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and United States Trust Company of Boston(3)

                  (h)(4) Expense Limitation Agreement between the Registrant and United States Trust Company of Boston(3)

                  (i)      Not Applicable

                  (j) Consent of Independent Registered Public Accounting Firm - to be filed by amendment

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Not Applicable

                  (n)      Not Applicable

                  (o)      Not Applicable

                  (p)(1)   Code of Ethics of Registrant(7)

                  (p)(2)   Code of Ethics of BISYS Fund Services(7)

                  (p)(3) Code of Ethics of Boston Trust Investment Management, Inc.(6)
__________________

1. Filed with initial Registration Statement on January 8, 1992 and incorporated by reference herein.
2. Filed with Post-Effective Amendment No. 2 on September 4, 1992 and incorporated by reference herein.
3. Filed with Post-Effective Amendment No. 51 on June 18, 1999 and incorporated by reference herein.


4.       Filed with Post-Effective Amendment No. 71 on June 30, 2000.


5.       Filed with Post-Effective Amendment No. 85 on August 1, 2001.

6.       Filed with Post-Effective Amendment No. 93 on August 1, 2002.

7.       Filed with Post-Effective Amendment No. 103 filed July 28, 2004.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 24.          INDEMNIFICATION
                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  (a) Boston Trust Investment Management, Inc., Boston, Massachusetts, is the investment adviser for the Funds. The business and other connections of Boston Trust Investment Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Boston Trust Investment Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 26.          PRINCIPAL UNDERWRITER

                  (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;
                  American Independence Funds Trust
                  American Performance Funds
                  AmSouth Funds
                  BB&T Funds
                  The Coventry Group
                  Excelsior Funds, Inc.
                  First Focus Funds, Inc.
                  The Hirtle Callaghan Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  HSBC Investor Portfolios
                  Legacy Funds Group
                  MMA Praxis Mutual Funds
                  Old Westbury Funds, Inc.
                  Pacific Capital Funds
                  STI Classic Funds
                  STI Classic Variable Trust
                  USAllianz Variable Insurance Products Trust
                  Variable Insurance Funds
                  Vintage Mutual Funds, Inc.

                  BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15th Floor, Boston, Massachusetts, 02110. Office of Supervisory Jurisdiction (OSJ) Branch is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:

Name and Principal Business             Position with Underwriter              Position with Registrant
 Address
BISYS Fund Services Ohio, Inc.          Sole Limited Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

BISYS Fund Services, Inc.*              Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ
                  (c)      Not applicable


ITEM 27.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust Investment Management, Inc., 40 Court Street, Boston, Massachusetts, 02108 (records relating to its function as investment adviser); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor) and United States Trust Company of Boston, 40 Court Street, Boston, Massachusetts 02108 (records relating to its function as custodian and transfer agent).


ITEM 28.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 29.          UNDERTAKINGS

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 109 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 2nd day of June, 2005.


                               THE COVENTRY GROUP

                                    By:     /s/ R. Jeffrey Young
                                            ---------------------
                                            R. Jeffrey Young

By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Trustee                                     June 2, 2005
------------------------
Walter B. Grimm**

/s/ Diane E. Armstrong                  Trustee                                     June 2, 2005
------------------------
Diane E. Armstrong****

/s/ Maurice G. Stark                    Trustee                                     June 2, 2005
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     June 2, 2005
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young                    President and Trustee                       June 2, 2005
------------------------                (Principal Executive Officer)
R. Jeffrey Young***

/s/ Chris Sabato                        Treasurer (Principal                        June 2, 2005
------------------------
Chris Sabato                            Financial and Accounting Officer)

By:      /s/ Patrick W.D. Turley
         ----------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.


**** Pursuant to power of attorney filed with Post-Effective Amendment No. 107 on June 2, 2005.